Janus Investment Fund

Janus Forty Fund

Supplement dated May 13, 2013
to Currently Effective Prospectuses

Effective at market close on May 31, 2013, the following replaces in its entirety the corresponding information for Janus Forty Fund (the “Fund”).

1. The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Forty Fund’s Prospectus:

Portfolio Manager: A. Douglas Rao is Portfolio Manager of the Fund, which he has managed since June 2013.

2. The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectus related to the portfolio management of the Fund:

Janus Forty Fund

A. Douglas Rao, is Portfolio Manager of Janus Forty Fund, which he has managed since June 2013. He is also Portfolio Manager of other Janus accounts. Mr. Rao joined Janus Capital in May 2013. Prior to joining Janus Capital, Mr. Rao was a partner and portfolio manager with Chautauqua Capital Management from 2012 to May 2013, and a portfolio manager with Marsico Capital Management, LLC from 2007 to 2012. Mr. Rao holds a Bachelor’s degree in History from the University of Virginia and a Master of Business Administration degree from the University of California, Los Angeles.

Effective June 3, 2013, references to Ron Sachs are deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Twenty Fund

Supplement dated May 13, 2013
to Currently Effective Prospectuses

The following replaces in its entirety the corresponding information for Janus Twenty Fund (the “Fund”).

1. The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Twenty Fund’s Prospectuses:

Portfolio Manager: Marc Pinto, CFA, is Portfolio Manager of the Fund, which he has managed since May 2013.

2. The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Twenty Fund

Marc Pinto, CFA, is Portfolio Manager of Janus Twenty Fund, which he has managed since May 2013. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master in Business Administration degree from Harvard University. He holds the Chartered Financial Analyst designation.

Effective May 13, 2013, references to Ron Sachs as Portfolio Manager of the Janus Twenty Fund are deleted.

Please retain this Supplement with your records.